SCHEDULE OF ESTIMATED FAIR VALUE OF WARRANTS (Details)	Jul. 31, 2024 $ / shares	Jan. 31, 2024 $ / shares	Dec. 08, 2023 $ / shares	Nov. 17, 2023 $ / shares	Nov. 13, 2023 $ / shares	Nov. 12, 2023 $ / shares	Aug. 14, 2023 $ / shares	May 08, 2023 $ / shares	Jan. 23, 2023 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term (years)		3 years			3 years	3 years	3 years
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price		$ 0.24	$ 0.24	$ 0.24	$ 0.24	$ 0.24	$ 0.24	$ 0.23	$ 0.23
Measurement Input, Share Price [Member] | Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price	$ 0.07	0.07
Measurement Input, Share Price [Member] | Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price	0.20	0.20
Measurement Input, Exercise Price [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	$ 0.24	$ 0.24
Measurement Input, Option Volatility [Member] | Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input		521
Measurement Input, Option Volatility [Member] | Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input		1,042
Measurement Input, Expected Term [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term (years)	3 years	3 years
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	4.05	4.05
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	4.45	4.45
Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	0	0
Measurement Input, Price Volatility [Member] | Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	521
Measurement Input, Price Volatility [Member] | Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	1,042